Unit-Based Compensation Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Affiliated Entity [Member]
Vesting Period	5 years 0 months 0 days
Percentage Of Units Vesting In Current Year	20.00%
ETE Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	5,693,789
Unvested awards	65,980
Units Vested In Period	56,048
Fair Value Of Units As Of The Vesting Date	$ 2.1
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1
Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 8 months 0 days
ETP Unit-Based Compensation Plans [Member]
Awards granted	2,100,000
Unvested awards	3,200,000	1,900,000
Grant Date Fair Value Per Unit	$ 49.65	$ 46.95
Vesting Period	5 years 0 months 0 days
Units Vested In Period	600,000
Fair Value Of Units As Of The Vesting Date	26.0	29.0	27.0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	116
Granted unvested awards	$ 50.54	$ 43.93	$ 48.35
Preferred units carrying value non-cash adjustment	1	1	2
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 0 months 22 days
Sunoco Logistics Unit-Based Compensation Plans [Member]
Units Remaining To Be Awarded	600,000
Unvested awards	600,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	21
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 9 months 25 days
Regency Common Unit Options [Member]
Exercisable at the end of the period, Units	142,550
Options, Outstanding, Weighted Average Exercise Price	$ 22.04
Regency Phantom Units [Member]
Unvested awards	982,242
Grant Date Fair Value Per Unit	$ 23.16
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	19
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 years 4 months 0 days
Employee [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted	0
Director [Member]
Vesting Period	5 years 0 months
Director [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted	12,084
Class D Units [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted	1,540,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 37
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		3 years 5 months 18 days